Capital Structure	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Capital Structure

Note 12 - Capital Structure

Preferred Stock - The Company is authorized to issue a total of 100,000 shares of preferred stock with par value of $0.001. No shares of preferred stock are issued and outstanding.

Common Stock - The Company is authorized to issue a total of 100,000,000 and 250,000,000 shares of common stock with par value of $0.001. As of March 31, 2025 and December 31, 2024, there were 75,176,604 and 62,640,314 shares of common stock issued and outstanding, respectively.

Year ended December 31, 2024 issuances:

Shares issued in Private Placement for Cash

During the year ended December 31, 2024, the Company had three take-down under its S-3 Registration Statement under which the Company issued a total of 8,130,837 unrestricted shares of its common stock with a fair value of $10,625,519.

Shares issued for services

During the year ended December 31, 2024 the Company issued a total of 2,727,436 restricted shares of its common stock for services for a total fair value of $4,077,050

Shares issued for employee bonuses

During the year ended December 31, 2024, the Company issued a total of 750,000 restricted shares of its common stock for employee bonuses for a total fair value of $1,043,250.

Shares issued for option exercises

During the year ended December 31, 2024, the company issued a total of 153,000 restricted shares of its common stock for cash payments of $76,000 for options exercised.

Shares issued for warrant conversions

During the year ended December 31, 2024, the Company issued a total of 2,996,127 restricted shares of its common stock for cash payments of $3,962,714 for warrant conversions.

Shares issued from stock in connection with extinguishment of convertible notes

During the year ended December 31, 2024, the Company issued a total of 2,248,760 restricted shares of its common stock for a fair value of $1,802,434 for extinguishment of convertible notes.

The following table summaries the issuances of the Company’s shares of common stock for the year ended December 31, 2024 as follows:

Balance December 31, 2023	45,634,154
Shares issued in Private Placements for cash	8,130,837
Shares issued for services	2,727,436
Shares issued for employee bonuses	750,000
Shares issued for option exercises	153,000
Shares issued for warrant conversions	2,996,127
Shares issued from stock in connection with extinguishment of convertible notes	2,248,760
Balance December 31, 2024	62,640,314

Three months ended March 31, 2025 issuances:

Shares issued for services

During the three months ended March 31, 2025, the Company entered into three consulting agreements under which the Company issued a total of 1,570,000 shares of restricted common stock for services valued at $1,715,500, based upon the closing market price of the Company’s stock on the date of the related agreements.

Common Stock issued for private placement

During the three months ended March 31, 2025, the Company had five take-downs under its S-3 Registration Statement under which the Company issued a total of 9,038,650 unrestricted shares of its common stock with a fair value of $4,971,971.

Common Stock issued for loss on settlement

The following table summarizes the issuances of the Company’s shares of common stock for the three months ended March 31, 2024 as follows:

Balance December 31, 2024	62,640,314
Common Stock issued for services	1,570,000
Common Stock issued for private placement	9,038,650
Common Stock issued for loss on settlement	1,927,640
Balance March 31, 2025	75,176,604

Common Stock Payable –

During the three months ended March 31, 2025 the Company the company issued 1,927,640 shares valued at ($809,608) and 625,000 shares valued at $756,250 from common Stock Payable at December 31, 2024 and recorded $347,500 for shares due for a bonus and $1,165,198 for shares to be issued in a private placement.

During the year ended December 31, 2024, the Company issued $358,543 in stock out of the 2023 balance and the Company entered into agreements to issue stock with a fair value of $756,250 for 625,000 shares of stock and a settlement agreement for the cash value of $875,000 for 1,594,097 shares of stock. The balance at year end December 31, 2024 is $1,997,936.

The following table summarizes the activity of the Company’s common stock payable for the three months ended March 31, 2024 as follows:

Balance December 31, 2024	$1,997,936
Common Stock issued for services	(756,250)
Common Stock issued for loss on settlement	(809,608)
Common Stock due of executive bonus	347,500
Common Stock due from private placement	1,165,198
Balance March 31, 2025	$1,944,776

Note 12 - Capital Structure

Preferred Stock - The Company is authorized to issue a total of 100,000 shares of preferred stock with par value of $0.001. No shares of preferred stock are issued and outstanding.

Common Stock - The Company is authorized to issue a total of 250,000,000 shares of common stock with par value of $0.001. As of December 31, 2024 and 2023, there were 62,640,314 and 45,634,154 shares of common stock issued and outstanding, respectively.

Year ended December 31, 2023 issuances:

Shares issued in Public Offering

Concurrently to the PIPE Agreement and Offering of Stock Warrants (see Note 13 below), the Company entered into a Securities Purchase Agreement (the “RD Agreement”) with certain purchasers, pursuant to which on January 23, 2023, 4,315,787 shares of common stock, par value $0.001 (the “Common Stock”), at a price of $0.70 per share were issued to the purchasers (the “RD Offering”). The Common Stock was issued pursuant to a Registration Statement on Form S-3 filed by the Company with the Securities and Exchange Commission (the “Commission”) on September 28, 2022 (File No. 333- 267644) and declared effective on November 9, 2022. The aggregate gross proceeds to the Company from both the PIPE Offering and the RD Offering were approximately $4.1 million, with the purchase price of one share, one 3-year warrant and one 5-year warrant as $0.95. The net proceeds were

$3,450,675.

Shares issued for services

During the year ended December 31, 2023, the Company entered into Consulting Agreements under the terms of which the Company issued 1,675,000 shares of its common stock. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the issuance of the shares. The Company recognized $677,925 as stock-based compensation in the year ended December 31, 2023.

Shares issued for stock payable

During the year ended December 31, 2023, the Company issued 300,000 shares which were included in Common Stock Payable at December 31, 2022 with a fair value of $192,000. In connection with two Consulting Agreements, the Company had not issued 450,000 shares with a fair value of 440,230 which are included in common stock payable.

Shares issued for purchase of assets

In July 2023, the Company entered into an Asset Purchase Agreement for the purchase of intellectual property relating to Safety Shot (see Note 9). The purchase price included the issuance of 5,000,000 shares of the Company’s restricted common stock.

Shares issued for exercise of warrants related to promissory notes

In August 2023, the Company issued a total of 1,200,000 shares upon exercise of warrants related to the Promissory Notes described in Note 11. The Company received $1,118,400 for the exercise.

Shares issued for exercise of warrants related to the Pipe transaction

Beginning in August 2023, the certain holders of warrants related to the Company’s IPO and PIPE transaction above, exercised a portion of their warrant holdings and the Company issued a total 10,266,845 shares of its common stock upon exercise. The Company received $8,887,837 for the exercise.

Shares issued for conversion of promissory note

In December 2023, a $500,000 convertible promissory note was converted into 537,634 shares of the Company’s restricted common stock.

Year ended December 31, 2024 issuances:

Shares issued in Private Placement for Cash

During the year ended December 31, 2024, the Company had three take-down under its S-3 Registration Statement under which the Company issued a total of 8,130,837 unrestricted shares of its common stock with a fair value of $10,625,519.

Shares issued for services

During the year ended December 31, 2024 the Company issued a total of 2,727,436 restricted shares of its common stock for services for a total fair value of $4,077,050

Shares issued for employee bonuses

During the year ended December 31, 2024, the Company issued a total of 750,000 restricted shares of its common stock for employee bonuses for a total fair value of $1,043,250.

Shares issued for option exercises

During the year ended December 31, 2024, the company issued a total of 153,000 restricted shares of its common stock for cash payments of $76,000 for options exercised.

Shares issued for warrant conversions

During the year ended December 31, 2024, the Company issued a total of 2,996,127 restricted shares of its common stock for cash payments of $3,962,714 for warrant conversions.

Shares issued from stock in connection with extinguishment of convertible notes

During the year ended December 31, 2024, the Company issued a total of 2,248,760 restricted shares of its common stock for a fair value of $1,802,434 for extinguishment of convertible notes.

The following table sets forth the issuances of the Company’s shares of common stock for the year ended December 31, 2024 and 2023 as follows:

Balance December 31, 2022	22,338,888
Public offering	4,315,787
Shares issued for stock payable	300,000
Shares issued for services	1,675,000
Stock issued for asset purchase	5,000,000
Stock issued for conversion of warrants related to Notes	1,200,000
Stock issued in connection with note conversion	537,634
Stock issued for conversion of warrants related to IPO	10,266,845
Balance December 31, 2023	45,634,154
Shares issued in Private Placements for cash	8,130,837
Shares issued for services	2,727,436
Shares issued for employee bonuses	750,000
Shares issued for option exercises	153,000
Shares issued for Warrant conversions	2,996,127
Shares issued from Stock in connection with extinguishment of convertible notes	2,248,760
Balance December 31, 2024	62,640,314

Common Stock Payable

During the year ended December 31, 2023, the Company issued 300,000 shares for valued at $192,000 from stock payable and entered into two agreements for inducement for $326,730 and three agreements for services totaling $113,500. The balance at December 31, 2023 was $725,230.

During the year ended December 31, 2024, the Company issued $358,543 in stock out of the 2023 balance and the Company entered into agreements to issue stock with a fair value of $756,250 for 625,000 shares of stock and a settlement agreement for the cash value of $875,000 for 1,594,097 shares of stock. The balance at year end December 31, 2024 is $1,997,936.